Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					9 Months Ended			12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2021		Dec. 31, 2021		Dec. 31, 2021	Dec. 31, 2022		Dec. 31, 2020
Class of Stock [Line Items]
Net loss				$ (124,320)	[1]	$ 1,301,002	[1]	$ 1,301,002	$ 715,528	[1]	$ (497,913)	[1]
Reverse mortgage loans held for investment, subject to nonrecourse debt			$ 7,240,125			5,165,479		5,165,479	$ 7,240,125
Receivables due from investors (in percent)			100.00%						100.00%
TRA obligation			$ 3,800			34,600		34,600	$ 3,800
Advertising expense				$ 2,700		9,300			$ 13,000		$ 12,500
Forecast | Boston National Holdings LLC and Agents National Title Holding Company
Class of Stock [Line Items]
Proceeds from sale of businesses	$ 100,000
Proceeds from sale of businesses, net of cash on hand	$ 65,000
Earnout Shares, Tranche One
Class of Stock [Line Items]
Volume weighted average price (in dollars per share)									$ 12.50
Number of trading days for determining the volume weighted average share price									20 days
Number of consecutive trading days for determining the volume weighted average share price									30 days
Earnout shares to be issued (in percent)			50.00%						50.00%
Earnout Shares, Tranche Two
Class of Stock [Line Items]
Volume weighted average price (in dollars per share)									$ 15.00
Number of trading days for determining the volume weighted average share price									20 days
Number of consecutive trading days for determining the volume weighted average share price									30 days
Earnout shares to be issued (in percent)			50.00%						50.00%
American Advisors Group (AAG) | Forecast
Class of Stock [Line Items]
Total cash consideration		$ 10,000
Business combination, consideration transferred, equity interests issued and issuable		50,000
TRA obligation
Class of Stock [Line Items]
Realized tax benefits payable pursuant to an agreement (in percent)									85.00%
Minimum
Class of Stock [Line Items]
Maintenance fee rate (in percent)									0.05%
Eligible incentive compensation rate (in percent)									5.00%
Minimum | LPCs
Class of Stock [Line Items]
Loan commitments term			30 days
Maximum
Class of Stock [Line Items]
Maximum claim amount (in percent)			98.00%						98.00%
Maintenance fee rate (in percent)									0.25%
Eligible incentive compensation rate (in percent)									15.00%
Maximum | LPCs
Class of Stock [Line Items]
Loan commitments term			90 days
Non-agency reverse mortgages
Class of Stock [Line Items]
Reverse mortgage loans held for investment, subject to nonrecourse debt			$ 6,370,209			$ 4,285,661		$ 4,285,661	$ 6,370,209
Non-agency reverse mortgages | Minimum
Class of Stock [Line Items]
Reverse mortgage loans held for investment, subject to nonrecourse debt			400						400
Non-agency reverse mortgages | Maximum
Class of Stock [Line Items]
Reverse mortgage loans held for investment, subject to nonrecourse debt			$ 4,000						$ 4,000
Before October Two Twenty Seventeen
Class of Stock [Line Items]
Rate of MIP amount on mortgage balance for loans			0.50%						0.50%
After October Two Twenty Seventeen
Class of Stock [Line Items]
Rate of MIP amount on mortgage balance for loans			1.25%						1.25%
Buy To Rent Platform Holdings L P | Capital Unit, Class B | FAH
Class of Stock [Line Items]
Stock redeemed or called during period									$ 203,200
Certain Existing Equity Holders | American Advisors Group (AAG) | Forecast
Class of Stock [Line Items]
Business combination, consideration transferred, equity interests issued and issuable		$ 30,000

[1]	(1) Amounts presented contain results from both continuing and discontinued operations. Refer to Note 3 - Discontinued Operations for additional information regarding cash flow associated with the results of discontinued operations.